Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of sales-type lease income

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Financing income	337,355	—	—	—

Schedule of future minimum rental payments for operating leases

	As of December 31,
	2023	2024
	RMB	RMB	US$
1 year (Including 1 year)	33,802,951	19,881,698	2,723,781
1 year to 2 years (Including 2 years)	23,258,088	15,925,475	2,181,781
2 years to 3 years (Including 3 years)	14,737,167	10,233,700	1,402,011
3 years to 4 years (Including 4 years)	4,802,888	9,335,618	1,278,974
4 years to 5 years (Including 5 years)	3,982,687	6,713,328	919,722
Over 5 years	934,146	14,278,622	1,956,163
Total lease payments	81,517,927	76,368,441	10,462,432
Less: imputed interest	11,820,823	8,965,407	1,228,254
Present value of lease liabilities	69,697,104	67,403,034	9,234,178
Less: Current portion	(29,937,993)	(18,696,986)	(2,561,477)
Non-current portion of lease liabilities	39,759,111	48,706,048	6,672,701

Schedule of operating lease supplemental cash flow information

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Cash payments for operating leases	25,839,863	30,645,878	4,198,468
Operating ROU assets released in exchange for operating lease liabilities	26,602,626	24,904,133	3,411,852
Operating ROU assets obtained in exchange for new operating lease liabilities	115,402,428	51,284,880	7,026,000